Loan Receivables - Summary of Movement in Impairment Loss Allowance of Loan Receivables (Details)	12 Months Ended
Feb. 28, 2022 USD ($)
Trade Receivables Line Item
Assumed from business combination	$ 13,986
Impairment loss recognised	191
Written off	(3,445)
Ending balance	10,732
Non-credit Impaired
Trade Receivables Line Item
Assumed from business combination	13,986
Impairment loss recognised	191
Written off	(3,445)
Ending balance	$ 10,732